Transactions With Related Parties - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 04, 2024	Jan. 01, 2024	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Jun. 13, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Management fee, per day, per vessel				$ 280
Due to related parties, current, total				1,045,962			$ 388,130
Related party transaction, purchases from related party			$ 117,000,000
Advances paid for the acquisition of vessels					$ 23,400,000
Payment to vendors to acquire vessels		$ 93,600,000
Eco Wizard [Member]
Related Party Transaction [Line Items]
Supervision fees					$ 550,000
Gas Defiance [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 9,500,000
Cannes View Inc and Colorado Oil and Gas Inc [Member]
Related Party Transaction [Line Items]
Ownership interests, Percentage						49.90%
Cannes View Inc and Colorado Oil and Gas Inc [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage						100.00%
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel				440
Management fee, per day, per vessel, under bareboat charter				125
Crew management fee, per month, per vessel				$ 2,500
Sales and purchase broker commission fee, percentage				1.00%
Due to related parties, current, total				$ 1,045,962			$ 388,130
Other Liability, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]			Related Party [Member]
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 500
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]				Related Party [Member]